Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense And Other Assets Current [Abstract]
Prepaid Expenses and Other Current Assets

6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2018	2017
Prepaid deposits for inventory and molds	$2,138	$10,916
Prepaid royalties, net	5,465	6,391
Other prepaid expenses and current assets	4,301	4,420
Prepaid expenses and other current assets	$11,904	$21,727